The Company	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

1 The Company

NXP Semiconductors N.V. (including our subsidiaries, referred to collectively herein as “NXP”, “NXP Semiconductors”, “we”, “our”, “us” and the “Company”) is a global semiconductor company incorporated in the Netherlands as a Dutch public company with limited liability (naamloze vennootschap). We provide leading High Performance Mixed Signal and Standard Product solutions that leverage our deep application insight and our technology and manufacturing expertise in radio frequency, analog, power management, interface, security and digital processing products. Our product solutions are used in a wide range of application areas including: automotive, identification, wireless infrastructure, lighting, industrial, mobile, consumer, computing and software solutions for mobile phones.

On December 7, 2015 we acquired Freescale Semiconductor, Ltd. (“Freescale”). The results presented in the Consolidated Financial Statements and Notes to the Consolidated Financial Statements include Freescale’s results of operations for the period of December 7, 2015 through December 31, 2015 (the “Post-Merger Period”).